Schedule of Investments (unaudited)
January 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Huntington Ingalls Industries, Inc.	1,187	$ 234,148
L3Harris Technologies, Inc.	4,536	961,677
Lockheed Martin Corp.	11,408	5,281,334
Northrop Grumman Corp.	4,585	2,234,133
RTX Corp.	59,533	7,676,780
		16,388,072
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	3,338	332,098
Expeditors International of Washington, Inc.	7,922	899,781
FedEx Corp.	6,136	1,625,242
United Parcel Service, Inc., Class B	34,752	3,969,721
		6,826,842
Automobile Components — 0.1%
Autoliv, Inc.	3,826	369,821
Lear Corp.	3,313	311,720
		681,541
Automobiles — 0.4%
Ford Motor Co.	191,683	1,932,165
Harley-Davidson, Inc.	9,437	255,365
Thor Industries, Inc.	1,062	109,216
		2,296,746
Banks — 10.1%
Associated Banc-Corp.	3,846	96,688
Bank of America Corp.	202,774	9,388,436
Bank OZK	3,940	200,113
BOK Financial Corp.	764	84,361
Cadence Bank	353	12,426
Cathay General Bancorp	1,460	69,335
Citigroup, Inc.	58,402	4,755,675
Citizens Financial Group, Inc.	26,542	1,262,603
Columbia Banking System, Inc.	7,622	212,654
Comerica, Inc.	3,820	257,162
Commerce Bancshares, Inc.	2,615	174,682
Cullen/Frost Bankers, Inc.	1,385	193,069
East West Bancorp, Inc.	3,039	312,926
Fifth Third Bancorp	20,238	896,746
First Financial Bankshares, Inc.	1,997	74,408
First Hawaiian, Inc.	3,423	94,543
First Horizon Corp.	19,626	429,613
FNB Corp.	9,787	153,558
Glacier Bancorp, Inc.	2,213	109,920
Hancock Whitney Corp.	1,656	98,929
Home BancShares, Inc.	5,951	179,661
Huntington Bancshares, Inc.	38,915	669,338
International Bancshares Corp.	591	38,941
JPMorgan Chase & Co.	73,447	19,632,383
KeyCorp	17,758	319,289
M&T Bank Corp.	5,639	1,134,792
Old National Bancorp	6,439	153,570
PNC Financial Services Group, Inc. (The)	11,620	2,335,039
Popular, Inc.	1,462	150,498
Prosperity Bancshares, Inc.	2,569	205,520
Regions Financial Corp.	33,712	830,664
SouthState Corp.	1,223	129,137
Synovus Financial Corp.	4,687	264,441
Truist Financial Corp.	47,619	2,267,617
U.S. Bancorp	36,607	1,749,082
United Bankshares, Inc.	3,275	126,088
United Community Banks, Inc.	1,284	42,590
Security	Shares	Value
Banks (continued)
Valley National Bancorp	15,122	$ 155,454
Webster Financial Corp.	4,658	280,598
Wells Fargo & Co.	185,698	14,633,002
Western Alliance Bancorp	1,443	126,796
Zions Bancorp N.A.	4,223	244,343
		64,546,690
Beverages — 2.0%
Coca-Cola Co. (The)	93,832	5,956,455
Keurig Dr. Pepper, Inc.	37,051	1,189,337
Molson Coors Beverage Co., Class B	6,750	369,563
PepsiCo, Inc.	36,221	5,458,142
		12,973,497
Biotechnology — 2.5%
AbbVie, Inc.	49,688	9,137,623
Amgen, Inc.	12,111	3,456,722
Gilead Sciences, Inc.	35,511	3,451,669
		16,046,014
Broadline Retail — 0.3%
eBay, Inc.	26,163	1,765,479
Macy’s, Inc.	8,801	137,120
Nordstrom, Inc.	2,694	65,195
		1,967,794
Building Products — 0.3%
A. O. Smith Corp.	4,611	310,320
Johnson Controls International PLC	15,855	1,236,690
Masco Corp.	5,821	461,489
		2,008,499
Capital Markets — 5.1%
Ameriprise Financial, Inc.	3,571	1,940,339
Ares Management Corp., Class A	1,927	381,970
Artisan Partners Asset Management, Inc., Class A	2,550	113,960
Bank of New York Mellon Corp. (The)	33,432	2,872,812
BlackRock, Inc.(a)	3,119	3,354,484
Blackstone, Inc., Class A, NVS	11,196	1,982,924
Blue Owl Capital, Inc., Class A	10,813	281,246
Carlyle Group, Inc. (The)	6,967	391,267
CME Group, Inc., Class A	9,533	2,254,745
Cohen & Steers, Inc.	464	41,124
Evercore, Inc., Class A	1,323	385,350
Federated Hermes, Inc., Class B	3,904	155,262
Franklin Resources, Inc.	16,247	361,333
Goldman Sachs Group, Inc. (The)	12,282	7,865,393
Invesco Ltd.	14,132	271,758
Janus Henderson Group PLC	5,065	227,570
Jefferies Financial Group, Inc.	2,957	227,364
Moelis & Co., Class A	1,345	105,300
Morgan Stanley	49,094	6,796,082
Northern Trust Corp.	7,645	858,457
Stifel Financial Corp.	3,373	390,762
T Rowe Price Group, Inc.	8,278	967,864
Victory Capital Holdings, Inc., Class A	1,439	95,233
		32,322,599
Chemicals — 1.1%
Air Products & Chemicals, Inc.	3,445	1,154,971
Ashland, Inc.	3,547	225,199
Avient Corp.	1,458	62,548
CF Industries Holdings, Inc.	10,229	943,216
Dow, Inc.	40,107	1,566,178
Eastman Chemical Co.	4,493	447,727
FMC Corp.	4,599	256,532

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
International Flavors & Fragrances, Inc.	4,069	$ 354,369
LyondellBasell Industries NV, Class A	13,265	1,004,161
NewMarket Corp.	137	68,229
PPG Industries, Inc.	5,156	594,899
Scotts Miracle-Gro Co. (The)	1,202	85,294
Sensient Technologies Corp.	701	52,933
		6,816,256
Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	2,383	127,157
Communications Equipment — 5.3%
Cisco Systems, Inc.	528,640	32,035,584
Juniper Networks, Inc.	43,601	1,519,931
		33,555,515
Construction Materials — 0.4%
CRH PLC	24,869	2,462,777
Consumer Finance — 0.5%
Ally Financial, Inc.	7,285	283,897
Capital One Financial Corp.	5,333	1,086,385
Discover Financial Services	7,949	1,598,464
OneMain Holdings, Inc.	7,441	413,273
		3,382,019
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	6,922	138,786
Dollar General Corp.	9,182	652,473
Kroger Co. (The)	9,442	582,005
Sysco Corp.	15,329	1,117,791
Target Corp.	12,075	1,665,263
Walgreens Boots Alliance, Inc.	54,019	555,315
		4,711,633
Containers & Packaging — 0.5%
Amcor PLC	67,896	659,949
Berry Global Group, Inc.	4,467	303,399
International Paper Co.	10,761	598,635
Packaging Corp. of America	1,990	423,193
Sealed Air Corp.	1,997	69,556
Smurfit WestRock PLC	12,682	673,287
Sonoco Products Co.	2,800	133,392
		2,861,411
Distributors — 0.1%
Genuine Parts Co.	4,249	493,946
LKQ Corp.	10,140	379,135
		873,081
Diversified Consumer Services — 0.1%
ADT, Inc.	8,813	67,684
H&R Block, Inc.	8,240	455,754
Service Corp. International	4,615	360,524
		883,962
Diversified REITs — 0.1%
WP Carey, Inc.	9,300	519,963
Diversified Telecommunication Services — 3.0%
AT&T Inc.	344,105	8,165,612
Cogent Communications Holdings, Inc.	2,312	174,186
Iridium Communications, Inc.	9,857	283,389
Verizon Communications, Inc.	264,960	10,436,774
		19,059,961
Electric Utilities — 2.0%
ALLETE, Inc.	1,502	98,561
Alliant Energy Corp.	4,088	240,701
Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co., Inc.	8,411	$ 827,306
Duke Energy Corp.	19,913	2,230,057
Edison International	9,985	539,190
Entergy Corp.	4,057	328,942
Evergy, Inc.	6,463	414,731
Eversource Energy	6,798	392,109
Exelon Corp.	25,521	1,020,840
FirstEnergy Corp.	14,652	583,150
IDACORP, Inc.	1,075	118,185
MGE Energy, Inc.	526	47,261
NextEra Energy, Inc.	18,314	1,310,550
NRG Energy, Inc.	8,435	864,081
OGE Energy Corp.	5,838	246,539
Otter Tail Corp.	696	53,620
Pinnacle West Capital Corp.	3,235	281,316
PPL Corp.	16,087	540,523
Southern Co. (The)	25,134	2,109,999
TXNM Energy, Inc.	563	27,221
Xcel Energy, Inc.	4,690	315,168
		12,590,050
Electrical Equipment — 0.4%
Emerson Electric Co.	13,727	1,783,824
Rockwell Automation, Inc.	2,378	662,106
		2,445,930
Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc.	17,774	918,205
Corning, Inc.	62,388	3,249,167
TE Connectivity PLC	51,738	7,655,672
		11,823,044
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	16,858	778,502
Helmerich & Payne, Inc.	4,376	138,238
Patterson-UTI Energy, Inc.	25,138	202,864
Schlumberger NV	30,698	1,236,515
		2,356,119
Entertainment — 0.0%
Warner Music Group Corp., Class A	3,082	98,008
Financial Services — 1.9%
Enact Holdings, Inc.	2,163	73,066
Equitable Holdings, Inc.	4,476	243,584
Essent Group Ltd.	2,255	131,354
Fidelity National Information Services, Inc.	117,177	9,546,410
Global Payments, Inc.	7,787	878,763
MGIC Investment Corp.	15,158	387,135
Radian Group, Inc.	6,218	211,537
TFS Financial Corp.	2,832	38,855
Voya Financial, Inc.	6,365	451,851
Walker & Dunlop, Inc.	684	65,712
		12,028,267
Food Products — 1.5%
Bunge Global SA	7,976	607,213
Conagra Brands, Inc.	17,232	446,136
Flowers Foods, Inc.	6,996	136,772
General Mills, Inc.	32,801	1,972,652
Hershey Co. (The)	4,663	695,953
Hormel Foods Corp.	6,864	205,783
Ingredion, Inc.	1,387	189,242
J M Smucker Co. (The)	4,954	529,533
Kellanova	4,698	383,968
Kraft Heinz Co. (The)	37,727	1,125,774

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc., NVS	3,844	$ 296,872
Mondelez International, Inc., Class A	41,296	2,394,755
The Campbell’s Co.	5,871	227,619
Tyson Foods, Inc., Class A	8,503	480,334
		9,692,606
Gas Utilities — 0.1%
MDU Resources Group, Inc.	3,606	64,259
National Fuel Gas Co.	1,914	134,037
New Jersey Resources Corp.	1,582	75,857
ONE Gas, Inc.	517	36,521
UGI Corp.	7,658	235,330
		546,004
Ground Transportation — 1.2%
CSX Corp.	76,997	2,530,891
Norfolk Southern Corp.	5,394	1,377,088
Ryder System, Inc.	2,395	381,787
Union Pacific Corp.	12,725	3,153,128
		7,442,894
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	31,631	4,046,554
Baxter International, Inc.	11,676	380,171
DENTSPLY SIRONA, Inc.	15,577	307,801
Medtronic PLC	47,821	4,343,103
		9,077,629
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	9,095	1,124,688
Cigna Group (The)	13,427	3,950,358
CVS Health Corp.	87,557	4,945,219
Labcorp Holdings, Inc.	2,940	734,412
Quest Diagnostics, Inc.	2,438	397,638
		11,152,315
Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	26,335	441,111
Healthpeak Properties, Inc.	25,536	527,574
National Health Investors, Inc.	1,518	103,391
Omega Healthcare Investors, Inc.	2,879	106,696
Sabra Health Care REIT, Inc.	8,981	150,072
Ventas, Inc.	3,392	204,945
		1,533,789
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	5,440	83,994
Host Hotels & Resorts, Inc.	26,096	436,064
Ryman Hospitality Properties, Inc.	1,600	167,744
		687,802
Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp.	3,806	291,730
Choice Hotels International, Inc.	1,368	201,547
Darden Restaurants, Inc.	4,598	897,713
McDonald’s Corp.	17,888	5,164,266
Red Rock Resorts, Inc., Class A	1,026	50,325
Starbucks Corp.	25,163	2,709,552
Wendy’s Co. (The)	10,919	161,929
Wyndham Hotels & Resorts, Inc.	3,499	367,465
Yum! Brands, Inc.	5,756	751,158
		10,595,685
Household Durables — 0.1%
KB Home	4,073	273,299
Newell Brands, Inc.	6,494	64,680
		337,979
Security	Shares	Value
Household Products — 2.1%
Clorox Co. (The)	2,752	$ 436,687
Colgate-Palmolive Co.	22,407	1,942,687
Kimberly-Clark Corp.	11,347	1,474,770
Procter & Gamble Co. (The)	58,295	9,676,387
Reynolds Consumer Products, Inc.	1,064	29,377
		13,559,908
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,742	272,162
Clearway Energy, Inc., Class A	1,516	37,188
Clearway Energy, Inc., Class C	3,369	87,358
		396,708
Industrial Conglomerates — 0.9%
3M Co.	14,811	2,254,234
Honeywell International, Inc.	16,866	3,773,262
		6,027,496
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	1,272	27,793
First Industrial Realty Trust, Inc.	2,353	125,627
Innovative Industrial Properties, Inc.	1,290	92,467
Prologis, Inc.	21,181	2,525,835
STAG Industrial, Inc.	4,451	152,135
		2,923,857
Insurance — 3.3%
Aflac, Inc.	24,523	2,633,280
Allstate Corp. (The)	4,872	937,032
American Financial Group, Inc.	1,536	209,756
American International Group, Inc.	50,772	3,739,865
Assurant, Inc.	1,438	309,443
Assured Guaranty Ltd.	3,268	309,153
Axis Capital Holdings Ltd.	2,397	218,175
Cincinnati Financial Corp.	2,735	374,832
CNO Financial Group, Inc.	4,468	178,452
Fidelity National Financial, Inc., Class A	6,282	365,424
First American Financial Corp.	3,441	217,540
Hanover Insurance Group, Inc. (The)	567	86,802
Hartford Financial Services Group, Inc. (The)	13,327	1,486,627
Kemper Corp.	952	63,955
Mercury General Corp.	538	26,814
MetLife, Inc.	36,554	3,162,287
Old Republic International Corp.	18,326	670,365
Principal Financial Group, Inc.	12,650	1,042,992
Prudential Financial, Inc.	17,646	2,130,931
Travelers Cos., Inc. (The)	6,172	1,513,251
Unum Group	5,356	408,395
Willis Towers Watson PLC	3,045	1,003,525
		21,088,896
IT Services — 8.3%
Accenture PLC, Class A	58,424	22,490,319
Cognizant Technology Solutions Corp., Class A	64,056	5,291,666
International Business Machines Corp.	99,493	25,440,360
		53,222,345
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,287	84,067
Brunswick Corp.	3,669	247,437
Hasbro, Inc.	4,122	238,417
Polaris, Inc.	3,536	168,667
		738,588
Machinery — 2.4%
Caterpillar, Inc.	15,981	5,935,983

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
CNH Industrial NV	52,963	$ 682,163
Cummins, Inc.	1,805	643,031
Deere & Co.	11,420	5,442,315
Illinois Tool Works, Inc.	7,986	2,069,652
Snap-on, Inc.	1,230	436,835
Stanley Black & Decker, Inc.	4,103	361,351
		15,571,330
Media — 0.3%
Interpublic Group of Cos., Inc. (The)	27,213	780,197
Omnicom Group, Inc.	11,513	999,213
Sirius XM Holdings, Inc.	14,646	351,650
		2,131,060
Metals & Mining — 0.6%
Newmont Corp.	22,258	950,861
Nucor Corp.	12,160	1,561,709
Southern Copper Corp.	1,800	164,916
Steel Dynamics, Inc.	8,064	1,033,805
		3,711,291
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Rithm Capital Corp.	19,498	224,422
Starwood Property Trust, Inc.	13,958	270,087
		494,509
Multi-Utilities — 1.0%
Ameren Corp.	2,754	259,427
Avista Corp.	937	34,313
CenterPoint Energy, Inc.	11,202	364,849
CMS Energy Corp.	3,577	236,082
Consolidated Edison, Inc.	12,166	1,140,441
Dominion Energy, Inc.	26,213	1,457,181
DTE Energy Co.	1,081	129,590
NiSource, Inc.	3,867	144,239
Public Service Enterprise Group, Inc.	9,664	807,331
Sempra	11,837	981,642
WEC Energy Group, Inc.	7,457	740,182
		6,295,277
Office REITs — 0.1%
BXP, Inc.	5,327	389,617
COPT Defense Properties	2,768	81,490
Cousins Properties, Inc.	4,140	126,394
Kilroy Realty Corp.	4,439	173,210
SL Green Realty Corp.	2,211	148,999
		919,710
Oil, Gas & Consumable Fuels — 7.7%
Antero Midstream Corp.	10,903	174,884
APA Corp.	19,712	432,284
California Resources Corp.	1,782	87,674
Chevron Corp.	80,906	12,070,366
Chord Energy Corp.	3,757	422,475
Civitas Resources, Inc.	5,767	292,733
Comstock Resources, Inc.(b)	654	12,138
ConocoPhillips	49,980	4,939,523
Coterra Energy, Inc.	25,912	718,281
Devon Energy Corp.	32,749	1,116,741
Diamondback Energy, Inc.	6,371	1,047,138
DT Midstream, Inc.	1,500	151,620
EOG Resources, Inc.	14,872	1,870,749
Expand Energy Corp.	4,146	421,234
Exxon Mobil Corp.	160,805	17,178,798
Kinder Morgan, Inc.	47,850	1,314,918
Magnolia Oil & Gas Corp., Class A	5,960	141,252
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	6,086	$ 162,070
ONEOK, Inc.	11,588	1,126,006
Ovintiv, Inc.	11,385	480,675
PBF Energy, Inc., Class A	9,130	267,144
Peabody Energy Corp.	6,787	123,184
Permian Resources Corp., Class A	14,303	209,539
Phillips 66	22,618	2,665,984
Targa Resources Corp.	3,443	677,582
Williams Cos., Inc. (The)	21,780	1,207,265
		49,312,257
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	882	103,168
Passenger Airlines — 0.0%
Southwest Airlines Co.	9,171	281,641
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	5,441	453,943
Interparfums, Inc.	259	36,524
		490,467
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	105,088	6,194,938
Johnson & Johnson	65,450	9,958,218
Merck & Co., Inc.	61,195	6,047,290
Organon & Co.	12,651	196,850
Perrigo Co. PLC	3,863	96,227
Pfizer, Inc.	259,245	6,875,177
Royalty Pharma PLC, Class A	15,668	494,795
Viatris, Inc.	44,939	506,912
		30,370,407
Professional Services — 2.9%
Automatic Data Processing, Inc.	39,629	12,007,983
Dun & Bradstreet Holdings, Inc.	3,614	44,452
Genpact Ltd.	20,791	1,012,314
Insperity, Inc.	1,480	111,015
ManpowerGroup, Inc.	3,334	200,773
Paychex, Inc.	34,959	5,162,396
Robert Half, Inc.	4,349	281,772
		18,820,705
Residential REITs — 0.5%
American Homes 4 Rent, Class A	2,384	82,558
AvalonBay Communities, Inc.	2,110	467,386
Camden Property Trust	2,624	298,375
Equity LifeStyle Properties, Inc.	3,407	222,988
Equity Residential	9,073	640,826
Essex Property Trust, Inc.	1,565	445,352
Independence Realty Trust, Inc.	4,856	93,284
Invitation Homes, Inc.	13,224	411,927
Mid-America Apartment Communities, Inc.	2,967	452,705
UDR, Inc.	6,931	289,300
		3,404,701
Retail REITs — 0.5%
Brixmor Property Group, Inc.	8,288	215,985
Federal Realty Investment Trust	1,063	115,474
Kimco Realty Corp.	18,994	426,415
Kite Realty Group Trust	6,631	153,508
Macerich Co. (The)	2,719	56,501
NNN REIT, Inc.	3,813	150,194
Phillips Edison & Co., Inc.	1,240	45,049
Regency Centers Corp.	5,173	371,628

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	10,517	$ 1,828,486
Tanger, Inc.	1,381	45,324
		3,408,564
Semiconductors & Semiconductor Equipment — 3.8%
Microchip Technology, Inc.	92,428	5,018,840
Skyworks Solutions, Inc.	23,046	2,045,563
Texas Instruments, Inc.	93,082	17,183,868
		24,248,271
Software — 0.4%
Dolby Laboratories, Inc., Class A	1,855	155,319
Gen Digital, Inc.	97,114	2,613,338
		2,768,657
Specialized REITs — 1.3%
American Tower Corp.	10,530	1,947,524
Crown Castle, Inc.	18,892	1,686,678
CubeSmart	6,539	272,676
EPR Properties	3,977	183,340
Extra Space Storage, Inc.	5,893	907,522
Gaming & Leisure Properties, Inc.	6,020	291,308
Iron Mountain, Inc.	4,856	493,224
Lamar Advertising Co., Class A	2,421	306,063
PotlatchDeltic Corp.	3,078	137,679
Public Storage	4,001	1,194,218
Rayonier, Inc.	3,201	83,674
VICI Properties, Inc.	10,822	322,171
Weyerhaeuser Co.	17,283	529,205
		8,355,282
Specialty Retail — 2.5%
American Eagle Outfitters, Inc.	6,473	104,474
Best Buy Co., Inc.	9,741	836,362
Dick’s Sporting Goods, Inc.	2,130	511,307
Gap, Inc. (The)	3,663	88,169
Home Depot, Inc. (The)	22,305	9,189,214
Lowe’s Cos., Inc.	20,407	5,306,636
Penske Automotive Group, Inc.	821	135,982
		16,172,144
Technology Hardware, Storage & Peripherals — 2.4%
Hewlett Packard Enterprise Co.	150,696	3,193,248
HP, Inc.	169,691	5,514,957
NetApp, Inc.	39,040	4,766,784
Seagate Technology Holdings PLC	19,663	1,894,727
		15,369,716
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Kontoor Brands, Inc.	1,368	$ 125,651
NIKE, Inc., Class B	56,218	4,323,164
Ralph Lauren Corp., Class A	1,614	403,016
Steven Madden Ltd.	3,001	123,191
Tapestry, Inc.	6,958	507,516
VF Corp.	4,010	104,140
		5,586,678
Tobacco — 0.9%
Philip Morris International, Inc.	44,155	5,748,981
Trading Companies & Distributors — 0.2%
Fastenal Co.	8,117	594,489
Herc Holdings, Inc.	561	114,421
MSC Industrial Direct Co., Inc., Class A	2,992	240,587
Rush Enterprises, Inc., Class A	1,503	91,307
Rush Enterprises, Inc., Class B	283	16,222
Watsco, Inc.	339	162,242
		1,219,268
Water Utilities — 0.1%
American States Water Co.	550	40,975
American Water Works Co., Inc.	3,123	389,251
Essential Utilities, Inc.	2,051	72,769
		502,995
Total Long-Term Investments — 99.7% (Cost: $564,257,317)		636,965,027
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	2,139,260	2,139,260
Total Short-Term Securities — 0.3% (Cost: $2,139,260)		2,139,260
Total Investments — 100.0% (Cost: $566,396,577)		639,104,287
Liabilities in Excess of Other Assets — (0.0)%		(134,549)
Net Assets — 100.0%		$ 638,969,738

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (61)(b)	$ 61	$ —	$ —	—	$ 18,926 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	806,429	1,332,831 (b)	—	—	—	2,139,260	2,139,260	55,061	—
BlackRock, Inc.	1,646,624	1,758,971	(1,022,935)	46,076	925,748	3,354,484	3,119	46,507	—
				$ 46,137	$ 925,748	$ 5,493,744		$ 120,494	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	63	03/21/25	$ 1,911	$ 18,284
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 636,965,027	$ —	$ —	$ 636,965,027
Short-Term Securities
Money Market Funds	2,139,260	—	—	2,139,260
	$ 639,104,287	$ —	$ —	$ 639,104,287
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 18,284	$ —	$ —	$ 18,284

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust